Business combination - Additional Information (Detail) € in Millions, ₨ in Millions			12 Months Ended
	Jul. 01, 2025 INR (₨)	Jun. 30, 2025 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Jul. 01, 2025 EUR (€)
MPEEM
Disclosure of detailed information about business combination [line items]
Customer relationship cash inflow	₨ 1,005
Estimated period for cash flow	10 years
Customer churn rate	10.00%				10.00%
Industry Benchmark and Discount Rate	10.90%				10.90%
Three E NV [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired		78.00%
Cash consideration paid		₨ 3,915	₨ 0	₨ 3,915
Loan conversion		224
Fair value of equity interest held | €					€ 62
Deferred consideration		₨ 3,915	₨ 0	₨ 3,915
Three E NV [Member] | Level 3 Valuation Technique
Disclosure of detailed information about business combination [line items]
Fair value of equity interest held	₨ 6,211
Group used board approved budgets	5 years
Projected terminal growth rate	2.20%
Discount rate	10.60%
Gain on disposal of investments	₨ 1,955
Three E NV [Member] | Bottom of Range | Level 3 Valuation Technique
Disclosure of detailed information about business combination [line items]
Projected annual revenue growth	16.80%
Three E NV [Member] | Top of Range | Level 3 Valuation Technique
Disclosure of detailed information about business combination [line items]
Projected annual revenue growth	25.00%